UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment           [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Libra Advisors, LLC
Address:    777 Third Avenue
            27th Floor
            New York, NY  10017

13F File Number:  028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Douglas Renfield-Miller
Title:      Chief Compliance Officer
Phone:      212-350-4283

Signature, Place, and Date of Signing:


/s/Douglas Renfield-Miller               New York, NY            July 27, 2012
----------------------------         ------------------      -------------------
Signature                                City and State             Date

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $281,288
                                           (thousands)

List of Other Included Managers:

No.   13F File Number   Name

1     028-10573         Libra Fund, LP
2     028-10574         Libra Associates, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT          OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN         MANAGERS   SOLE    SHARED NONE
----------------------------   --------------   --------- --------  ------- --- ---- --------------  --------   -----   ------ -----
ADVANTAGE OIL & GAS LTD        COM              00765F101     4572  1549500 SH       Shared-Defined  1,2        1549500
AGNICO EAGLE MINES LTD         COM              008474108    23508   579511 SH       Shared-Defined  1,2         579511
BANRO CORP                     COM              066800103     1503   409770 SH       Shared-Defined  1,2         409770
BARRICK GOLD CORP              COM              067901108    13075   348033 SH       Shared-Defined  1,2         348033
BARRICK GOLD CORP              COM              067901108     4736   101150 SH       Shared-Defined  2           101150
BRIGUS GOLD CORP               COM              109490102     2423  2831800 SH       Shared-Defined  1,2        2831800
CAMECO CORP                    COM              13321L108     1054    45000 SH       Shared-Defined  2            45000
CANADIAN PAC RY LTD            COM              13645T100      507     8000 SH       Shared-Defined  2             8000
CENOVUS ENERGY INC             COM              15135U109     1058    30000 SH       Shared-Defined  2            30000
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    29486   594841 SH       Shared-Defined  2           594841
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     8201   150000 SH       Shared-Defined  Sole        150000
CLAUDE RES INC                 COM              182873109     5312  8308160 SH       Shared-Defined  1,2        8308160
ENCANA CORP                    COM              292505104     1022    50000 SH       Shared-Defined  2            50000
EXETER RES CORP                COM              301835104     2738  1733788 SH       Shared-Defined  1,2        1733788
EXTORRE GOLD MINES LTD         COM              30227B109      622   150300 SH       Shared-Defined  1,2         150300
GOLDCORP INC NEW               COM              380956409    23797   631168 SH       Shared-Defined  1,2         631168
GRAN TIERRA ENERGY INC         COM              38500T101    14955  3052995 SH       Shared-Defined  1,2        3052995
LAKE SHORE BANCORP INC         COM              510700107     4485  5010600 SH       Shared-Defined  1,2        5010600
LONCOR RESOURCES INC           COM              54179W101      533   638300 SH       Shared-Defined  1,2         638300
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3397    75896 SH       Shared-Defined  1,2          75896
MICROSOFT CORP                 COM              594918104     3528   115348 SH       Shared-Defined  1,2         115348
MICROSOFT CORP                 COM              594918104    28361  1123210 SH       Shared-Defined  2          1123210
MICROSOFT CORP                 COM              594918104    20266   662491 SH       Shared-Defined  Sole        662491
NEWMONT MINING CORP            COM              651639106    12017   247728 SH       Shared-Defined  1,2         247728
NEWMONT MINING CORP            COM              651639106    24105   436521 SH       Shared-Defined  2           436521
NOVADAQ TECHNOLOGIES INC       COM              66987G102     3062   568100 SH       Shared-Defined  1,2         568100
POSTROCK ENERGY CORP           COM              737525105      360   231004 SH       Shared-Defined  1,2         231004
POTASH CORP SASK INC           COM              73755L107     1154    25000 SH       Shared-Defined  2            25000
QUATERRA RES INC               COM              747952109     1996  5636734 SH       Shared-Defined  1,2        5636734
REVETT MINERALS INC            COM NEW          761505205     6121  2070153 SH       Shared-Defined  1,2        2070153
RUBICON MINERALS CORP          COM              780911103     6288  2055500 SH       Shared-Defined  1,2        2055500
SILVER WHEATON CORP            COM              828336107      915    34118 SH       Shared-Defined  1,2          34118
SOUTHWESTERN ENERGY CO         COM              845467109     1380    43233 SH       Shared-Defined  1,2          43233
TECK RESOURCES LTD             CL B             878742204      543    15000 SH       Shared-Defined  2            15000
THOMPSON CREEK METALS CO INC   COM              884768102      150    47060 SH       Shared-Defined  1,2          47060
YAMANA GOLD INC                COM              98462Y100    24058  1556820 SH       Shared-Defined  1,2        1556820